                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2002

          Sales                                   Shares             Amount
          -----                                   ------             ------

Growth Fund                                       2,933,614     $   27,780,000

Ready Reserves Fund                           4,669,025,070     $4,669,025,070

Income Fund                                       4,505,108     $   47,101,395

International Growth Fund                        47,577,910     $  680,361,910

Value Discovery Fund                              7,227,758     $  139,903,361

Tax-Managed Growth Fund                              72,674     $      604,269

Large Cap Growth Fund                               667,866     $    3,515,056

Small Cap Growth Fund                             3,893,881     $   58,965,891

Institutional International Growth Fund          15,695,426     $  153,637,865
                                              -------------     --------------

                                              4,751,599,307     $5,780,894,817


         Reinvestments                            Shares             Amount
         -------------                            ------             ------

Growth Fund                                              30     $          330

Ready Reserves Fund                              17,294,159     $   17,294,159

Income Fund                                         662,727     $    6,896,538

International Growth Fund                                 0     $            0

Value Discovery Fund                                      2     $           41

Tax-Managed Growth Fund                                   0     $            0

Large Cap Growth Fund                                     0     $            0

Small Cap Growth Fund                                     0     $            0

Institutional International Growth Fund               3,112     $       30,776
                                              -------------     --------------
                                                 17,960,028     $   24,221,844

                              William Blair Funds
                                  24 f (2) NT
                             File Number 811-5344

                               December 31, 2002

    Total sales and reinvestments                Shares              Amount
    -----------------------------                ------              ------

Growth Fund                                       2,933,644      $   27,780,330

Ready Reserves Fund                           4,686,319,229      $4,686,319,229

Income Fund                                       5,167,835      $   53,997,933

International Growth Fund                        47,577,910      $  680,361,910

Value Discovery Fund                              7,227,758      $  139,903,402

Tax-Managed Growth Fund                              72,674      $      604,269

Large Cap Growth Fund                               667,866      $    3,515,056

Small Cap Growth Fund                             3,893,881      $   58,965,891

Institutional International Growth Fund          15,698,538      $  153,668,641
                                              -------------      --------------
                                              4,769,559,335      $5,805,116,661


          Redemptions                            Shares              Amount
          -----------                            ------              ------

Growth Fund                                       6,758,038      $   62,705,475

Ready Reserves Fund                           4,765,127,595      $4,765,127,595

Income Fund                                       3,738,560      $   39,052,971

International Growth Fund                        17,674,034      $  249,056,106

Value Discovery Fund                              3,733,190      $   69,099,499

Tax-Managed Growth Fund                              96,168      $      734,267

Large Cap Growth Fund                               422,429      $    2,252,661

Small Cap Growth Fund                             1,481,891      $   20,681,964

Institutional International Growth Fund              41,654      $      400,000
                                              -------------     ---------------
                                              4,799,073,559      $5,209,110,538

                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2002

    Net sales and reinvestments                    Shares            Amount
    ---------------------------                    ------            -------

Growth Fund                                      (3,824,394)       ($34,925,145)

Ready Reserves Fund                             (78,808,366)       ($78,808,366)

Income Fund                                       1,429,275        $ 14,944,962

International Growth Fund                        29,903,876        $431,305,804

Value Discovery Fund                              3,494,568        $ 70,803,903

Tax-Managed Growth Fund                             (23,494)          ($129,998)

Large Cap Growth Fund                               245,437        $  1,262,395

Small Cap Growth Fund                             2,411,990        $ 38,283,927

Institutional International Growth Fund          15,656,884        $153,268,641
                                              -------------        ------------
                                                (29,514,224)       $596,006,123

                               William Blair Funds
                                   24 f (2) NT
                              File Number 811-5344

                                December 31, 2002

   1      William Blair Funds
          222 West Adams Street
          Chicago, IL 60606

   2                                    X

   3      811-5344

4(a)      December 31, 2002

4(b)

4 (c)

   5

                             (i)                                $5,805,116,661

                            (ii)        $5,209,110,538

                           (iii)                     0

                            (iv)                     0          $5,209,110,538

                             (v)                                  $596,006,123

                            (vi)                     0

                           (vii)                                      0.00920%

                          (viii)                                       $54,833

   6             Not applicable

   7

   8

   9                          X wire transfer

  by      Terence M. Sullivan
          Treasurer

          February 21, 2003